THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                 YIELD TO
       AMOUNT                                                                                   MATURITY/
   (IN THOUSANDS)                       SECURITY DESCRIPTION                   MATURITY DATE      RATE           VALUE
---------------------    --------------------------------------------------    -------------    ---------    --------------
U.S. TREASURY OBLIGATIONS (21.4%)
      $ 15,000           United States Treasury Notes......................      01/15/00         6.375%     $   15,050,080
       120,000           United States Treasury Notes......................      01/31/00         7.750         120,716,988
        25,000           United States Treasury Notes......................      03/31/00         6.875          25,191,608
        25,000           United States Treasury Notes......................      04/15/00         5.500          25,051,952
        40,000           United States Treasury Notes......................      06/30/00         5.875          40,113,555
        25,000           United States Treasury Notes......................      07/31/00         5.375          25,016,094
                                                                                                             --------------
                             TOTAL U.S. TREASURY OBLIGATIONS...............                                     251,140,277
                                                                                                             --------------
REPURCHASE AGREEMENTS (72.7%)
        45,000           Bear Stearns Repurchase Agreement, dated 10/29/99,
                           at 5.100%, proceeds include interest $45,019,125
                           (collateralized by $45,000,000 U.S. Treasury
                           Note, 6.250%, due 01/31/02, valued at
                           $45,969,093)....................................      11/01/99         5.100          45,000,000
        50,000           Chase Repurchase Agreement, dated 10/29/99, at
                           5.220%, proceeds include interest $50,021,750
                           (collateralized by $49,050,000 U.S. Treasury
                           Notes, 3.375% through 3.625%, due 7/15/02
                           through 01/15/07, valued at $51,004,844)........      11/01/99         5.220          50,000,000
        45,000           Credit Suisse First Boston Repurchase Agreement,
                           dated 10/29/99, at 5.125%, proceeds include
                           interest $45,019,219 (collateralized by
                           $44,835,000 U.S. Treasury Notes, 6.500% through
                           6.750%, due 04/30/00 though 08/15/05, valued at
                           $46,345,705)....................................      11/01/99         5.125          45,000,000
        45,000           Deutsche Morgan Grenfell Repurchase Agreement,
                           dated 10/29/99, at 5.230%, proceeds include
                           interest $45,019,613 (collateralized by
                           $45,585,000 U.S. Treasury Note, 5.625%, due
                           02/28/01, valued at $45,900,879)................      11/01/99         5.230          45,000,000
       190,454           Goldman Sachs Repurchase Agreement, dated
                           10/29/99, at 5.180%, proceeds include interest
                           $190,536,213 (e)................................      11/01/99         5.180         190,454,000
        60,000           Goldman Sachs Repurchase Agreement, dated
                           10/29/99, at 5.000%, proceeds include interest
                           $60,025,000(e)..................................      11/01/99         5.000          60,000,000
        45,000           Greenwich Repurchase Agreement, dated 10/29/99, at
                           5.220%, proceeds include interest $45,019,575
                           (collateralized by $42,635,000 U.S. Treasury
                           Note, 7.250%, due 05/15/04, valued at
                           $45,903,009)....................................      11/01/99         5.220          45,000,000
        50,000           Lehman Brothers Repurchase Agreement, dated
                           10/29/99, at 5.200%, proceeds include interest
                           $50,021,667 (collateralized by $46,415,000 U.S.
                           Treasury Note, 7.250%, due 05/15/16, valued at
                           $50,973,455)....................................      11/01/99         5.200          50,000,000
        50,000           Merrill Lynch Repurchase Agreement, dated
                           10/29/99, at 5.220%, proceeds include interest
                           $50,021,750 (collateralized by $50,470,000 U.S.
                           Treasury Note, 3.875%, due 01/15/09, valued at
                           $51,003,837)....................................      11/01/99         5.220          50,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     YIELD TO
    AMOUNT                                                                                      MATURITY/
(IN THOUSANDS)                      SECURITY DESCRIPTION                       MATURITY DATE    RATE          VALUE
---------------------    --------------------------------------------------    -------------    ---------    --------------
REPURCHASE AGREEMENTS (CONTINUED)
      $ 45,000           Morgan Stanley Repurchase Agreement, dated
                           10/29/99, at 5.190%, proceeds include interest
                           $45,019,463 (collateralized by $46,345,000 U.S.
                           Treasury Notes, 5.50%, due 02/28/03, valued at
                           $46,032,210)....................................      11/01/99         5.190%     $   45,000,000
        48,302           State Street Repurchase Agreement, dated 10/29/99,
                           at 5.180%, proceeds include interest $48,322,850
                           (collateralized by $48,425,000 U.S. Treasury
                           Note 5.750%, due 06/30/01, valued at
                           $49,272,438)....................................      11/01/99         5.180          48,302,000
       180,454           Westdeutsche Landesbank Repurchase Agreement,
                           dated 10/29/99, at 5.210%, proceeds include
                           interest $180,532,347(f)........................      11/01/99         5.210         180,454,000
                                                                                                             --------------
                             TOTAL REPURCHASE AGREEMENTS...................                                     854,210,000
                                                                                                             --------------
                         TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (94.1%)...........................     1,105,350,277
                         OTHER ASSETS IN EXCESS OF LIABILITIES (5.9%)....................................        69,104,778
                                                                                                             --------------
                         NET ASSETS (100.0%).............................................................    $1,174,455,055
                                                                                                             ==============

------------------------------
(e) Collateralized partially by:
U.S. Treasury Notes $101,009,000, 5.625% due 10/31/99
U.S. Treasury Bonds $44,885,000, 9.875% due 11/15/15
U.S. Treasury Bonds $62,450,000, 12.500% due 08/15/14
Valued at $255,463,238.13

(f) Collateralized partially by:
U.S. Treasury Notes $100,270,000, 5.750% due 10/31/02
U.S. Treasury Bonds $50,000,000, 13.250% due 05/15/14
U.S. Treasury Bonds $4,239,000, 10.750% due 05/15/03
Valued at $184,063,364

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $  251,140,277
Repurchase Agreements at Amortized Cost and Value     854,210,000
Cash                                                   65,001,326
Interest Receivable                                     4,375,280
Receivable for Expense Reimbursement                       28,998
Prepaid Trustees' Fees                                      1,818
Prepaid Expenses and Other Assets                           3,892
                                                   --------------
    Total Assets                                    1,174,761,591
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      179,301
Administrative Services Fee Payable                        23,912
Administration Fee Payable                                    741
Fund Services Fee Payable                                     638
Accrued Expenses                                          101,944
                                                   --------------
    Total Liabilities                                     306,536
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,174,455,055
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $43,380,075
EXPENSES
Advisory Fee                                       $1,715,668
Administrative Services Fee                           226,699
Custodian Fees and Expenses                           106,171
Professional Fees and Expenses                         39,786
Fund Services Fee                                      17,351
Administration Fee                                      7,923
Trustees' Fees and Expenses                             4,493
Miscellaneous                                          11,076
                                                   ----------
    Total Expenses                                  2,129,167
Less: Reimbursement of Expenses                      (403,222)
                                                   ----------
NET EXPENSES                                                     1,725,945
                                                               -----------
NET INVESTMENT INCOME                                           41,654,130
NET REALIZED LOSS ON INVESTMENTS                                   (49,014)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $41,605,116
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    41,654,130   $    28,925,807
Net Realized Loss on Investments                           (49,014)          (11,600)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        41,605,116        28,914,207
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        4,599,123,657     5,803,822,953
Withdrawals                                         (4,171,320,392)   (5,244,794,486)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          427,803,265       559,028,467
                                                   ---------------   ---------------
    Total Increase in Net Assets                       469,408,381       587,942,674
NET ASSETS
Beginning of Fiscal Year                               705,046,674       117,104,000
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,174,455,055   $   705,046,674
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD
                                                   FOR THE FISCAL YEAR      JULY 7, 1997
                                                    ENDED OCTOBER 31,     (COMMENCEMENT OF
                                                   --------------------  OPERATIONS) THROUGH
                                                     1999       1998      OCTOBER 31, 1997
                                                   ---------  ---------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                        0.20%      0.12%                 0.04%(a)
  Net Investment Income                               4.75%      5.35%                 5.52%(a)
  Expenses without Reimbursement                      0.24%      0.27%                 0.52%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "portfolio") is one of two subtrusts ("portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on July 7, 1997. The portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) Expenses incurred by Series Portfolio II with respect to any two or more portfolios in Series Portfolio II are allocated in proportion to the net assets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise to be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended October 31, 1999, such fees amounted to $1,715,668.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $7,923.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1999, the fee for these services amounted to $226,699.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more 0.20% of the averge daily net assets of the portfolio. Prior to December 1, 1998, the reimbursement agreement was 0.15%. For the fiscal year ended October 31, 1999, J.P. Morgan has agreed to reimburse the portfolio $403,222 for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time after February 29, 2000 at the option of J.P. Morgan.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $17,351 for the fiscal year ended October 31, 1999.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,300.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "portfolio") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period July 7, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999